UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06041

Central Europe & Russia Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS — JANUARY 31, 2009 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN RUSSIAN SECURITIES – 47.1%
	COMMON STOCKS – 46.1%
	BUILDING PRODUCTS – 0.1%
5,900	Gornozavodsktsement	$324,500
	COMMERCIAL BANKS – 4.0%
22,339,286	Sberbank	10,499,465
	CONSTRUCTION MATERIALS – 0.1%
504,000	LSR Group (GDR) Reg S*	365,400
	DIVERSIFIED FINANCIAL SERVICES – 0.0%
52,000	Vostok Nafta Investment (SDR)*†	94,056
	DIVERSIFIED TELECOMMUNICATION SERVICES – 4.2%
800,000	Comstar United Telesystems (GDR) Reg S	1,920,000
117,100	Rostelecom (ADR)†	6,042,360
500,000	Vimpel Communications (ADR)	3,028,380
		10,990,740
	ELECTRIC UTILITIES – 0.1%
216,633	OJSC The Fifth Power Generation (GDR)*	219,016
	ENERGY EQUIPMENT & SERVICES – 0.4%
1,270,371	Integra Group Holdings (GDR)*	1,022,649
	FOOD PRODUCTS – 1.5%
150,000	Wimm Bill Dann Foods (ADR)*†	3,921,645
	MEDIA – 0.3%
200,000	CTC Media*	718,000
	METALS & MINING – 3.4%
4,650,000	Kuzbassrazrezugol*	279,000
500,000	Magnitogorsk Iron & Steel Works (GDR) Reg S	1,165,000
1,725,542	MMC Norilsk Nickel (ADR)	7,143,744
580,000	Raspadskaya	499,380
		9,087,124

Shares	Description	Value(a)
	OIL, GAS & CONSUMABLE FUELS – 29.1%
3,398,000	Gazprom	$11,281,360
1,000,000	Gazprom (ADR)	12,970,000
300,000	LUKOIL	10,290,000
411,500	LUKOIL (ADR)†	13,558,925
170,000	NovaTek OAO (GDR) Reg S	3,740,000
4,800,000	Rosneft Oil Company (GDR) Reg S	14,928,000
2,200,000	Surgutneftegaz (ADR)†	9,695,400
52,000	Vostok Gas*†	1,254
52,000	Vostok Gas (RDR)*	426,389
		76,891,328
	WIRELESS TELECOMMUNICATIONS SERVICES – 2.9%
1,000,000	Mobile Telesystems	3,230,000
100,000	Mobile Telesystems (ADR)	2,219,870
100,000	Mobile Telesystems (GDR) Reg S	2,219,870
		7,669,740
	Total Common Stocks (cost $240,184,129)	121,803,663
	PREFERRED STOCK – 1.0%
	OIL, GAS & CONSUMABLE FUELS – 1.0%
1,320,000	Surgutneftegaz (ADR) (cost $6,310,195)	2,652,830
	Total Investments in Russian Securities (cost $246,494,324)	124,456,493
INVESTMENTS IN POLISH COMMON STOCKS – 14.8%
	COMMERCIAL BANKS – 7.2%
350,000	Bank Pekao†	10,971,787
1,005,000	Powszechna Kasa Oszczednosci Bank Polski†	8,035,144
		19,006,931
	CONSTRUCTION & ENGINEERING – 0.2%
97,175	Pol-Aqua*	427,591

Shares	Description	Value(a)
	DIVERSIFIED TELECOMMUNICATION SERVICES – 5.0%
2,350,000	Telekomunikacja Polska	$13,348,049
	METALS & MINING – 0.7%
200,000	KGHM Polska Miedz	1,731,328
	OIL, GAS & CONSUMABLE FUELS – 1.7%
460,000	Polski Koncern Naftowy Orlen*	2,963,389
1,500,000	Polskie Gornictwo Naftowe I Gazownictwo	1,639,297
		4,602,686
	Total Investments in Polish Common Stocks (cost $46,701,060)	39,116,585
INVESTMENTS IN CZECH REPUBLIC COMMON STOCKS – 11.5%
	COMMERCIAL BANKS – 1.6%
37,500	Komercni Banka AS	4,174,858
	DIVERSIFIED TELECOMMUNICATION SERVICES – 4.0%
570,000	Telefonica 02 Czech Republic	10,658,833
	ELECTRIC UTILITIES – 5.9%
450,000	Ceske Energeticke Zavody	15,533,559
	Total Investments in Czech Republic Common Stocks (cost $16,822,750)	30,367,250
INVESTMENTS IN TURKISH COMMON STOCKS – 11.1%
	AUTOMOBILES – 0.6%
2,100,000	Tofas Turk Otomobil Fabrikasi	1,531,542
	COMMERCIAL BANKS – 3.9%
5,999,998	Turkiye Garanti Bankasi	8,204,689
750,000	Turkiye Is Bankasi	1,677,404
750,000	Turkiye Vakiflar Bankasi T.A.O.	546,979
		10,429,072
	CONSTRUCTION & ENGINEERING – 0.6%
1,000,000	Tekfen Holding AS	1,640,938

Shares	Description	Value(a)
	FOOD & STAPLES RETAILING – 1.0%
125,000	Bim Birlesik Magazalar	$2,696,913
	INDUSTRIAL CONGLOMERATES – 1.0%
799,999	Enka Insaat ve Sanayi	2,625,498
	INSURANCE – 1.9%
2,000,000	Aksigorta AS	3,281,877
2,172,618	Anadolu Hayat Emeklilik	1,756,158
		5,038,035
	OIL, GAS & CONSUMABLE FUELS – 0.7%
200,000	Tupras-Turkiye Petrol Rafinerileri	1,908,351
	WIRELESS TELECOMMUNICATIONS SERVICES – 1.4%
683,166	Turkcell Iletisim Hizmetleri	3,674,498
	Total Investments in Turkish Common Stocks (cost $48,336,365)	29,544,847
INVESTMENTS IN HUNGARIAN COMMON STOCKS – 4.9%
	COMMERCIAL BANKS – 0.9%
250,000	OTP Bank†	2,496,249
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.7%
1,800,000	Magyar Telekom Plc	4,429,582
	OIL, GAS & CONSUMABLE FUELS – 0.8%
50,000	MOL Hungarian Oil and Gas Nyrt.	2,015,005
	PHARMACEUTICALS – 1.5%
30,000	Richter Gedeon Nyrt.	3,414,791
4,300	Richter Gedeon Nyrt. (GDR)	548,250
		3,963,041
	Total Investments in Hungarian Common Stocks (cost $10,940,825)	12,903,877

Shares	Description	Value(a)
INVESTMENTS IN AUSTRIAN COMMON STOCKS – 2.3%
	COMMERCIAL BANKS – 2.3%
400,000	Erste Group Bank (cost $11,459,735)	$6,067,290
INVESTMENTS IN KAZAKHSTANI COMMON STOCKS – 1.2%
	OIL, GAS & CONSUMABLE FUELS – 1.2%
250,000	KazMunaiGas Exploration Production (GDR) Reg S (cost $3,344,175)	3,175,000
CLOSED-END INVESTMENT COMPANY – 0.4%
	RUSSIA — 0.4%
2,043,084	RenShares Utilities Limited (cost $3,249,403)*	1,021,542
	Total Investments in Common and Preferred Stocks and closed-end investment company – 93.3% (cost $387,348,637)	246,652,884
SECURITIES LENDING COLLATERAL - 16.7%
44,219,082	Daily Assets Institutional Fund, 1.25%(b)(c) (cost $44,219,082)	44,219,082

Shares	Description	Value(a)
CASH EQUIVALENTS – 2.7%
7,254,575	Cash Management QP Trust, 1.12%(c) (cost $7,254,575)	$7,254,575
	Total Investments – 112.7% (cost $438,822,294)	298,126,541
	Other Assets and Liabilities, Net – (12.7%)	(33,753,513)
	NET ASSETS–100.0%	$264,373,028

*  Non-income producing securities.

†  All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2009 amounted to $42,359,828 which is 16.0% of the net assets.

(a)  Values stated in US dollars.

(b)  Represents collateral held in connection with securities lending. Income earned by the fund is net of borrower rebates.

(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Key

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

SDR – Swedish Depositary Receipt

RDR – Redemption Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant unobservable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund's policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$289,850,424
Level 2	8,276,117
Level 3	—
Total	$298,126,541

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Central Europe & Russia Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Central Europe & Russia Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 23, 2009